Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 125,948	¥ 874,456	¥ 876,620
Liabilities measured at fair value on recurring basis	80,143	556,432	2,707,352
Available-for-sales Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	1,141	7,921	2,597
Share-settled bonuses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	5,405	37,526	41,352
Redeemable Noncontrolling Interest
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis			100,000
Liability Classified RSU
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	4,985	34,612
Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	60,276	418,497	2,193,744
Bank Time Deposits | Short-term investments | Held-to-maturity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	40,033	277,946
Floating Rate Principal Unguaranteed Investments | Short-term investments | Held-to-maturity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis			102,300
Cash equivalents | Bank Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	84,774	588,589	771,723
Due to related parties | Business Acquisition Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	9,477	65,797	372,256
Quoted prices in active markets for identical assets and liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		866,535	771,723
Liabilities measured at fair value on recurring basis		418,497	2,193,744
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	$ 60,276	418,497	2,193,744
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bank Time Deposits | Short-term investments | Held-to-maturity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		277,946
Quoted prices in active markets for identical assets and liabilities (Level 1) | Cash equivalents | Bank Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		588,589	771,723
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis			102,300
Significant other observable inputs (Level 2) | Floating Rate Principal Unguaranteed Investments | Short-term investments | Held-to-maturity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis			102,300
Unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		7,921	2,597
Liabilities measured at fair value on recurring basis		137,935	513,608
Unobservable inputs (Level 3) | Available-for-sales Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		7,921	2,597
Unobservable inputs (Level 3) | Share-settled bonuses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis		37,526	41,352
Unobservable inputs (Level 3) | Redeemable Noncontrolling Interest
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis			100,000
Unobservable inputs (Level 3) | Liability Classified RSU
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis		34,612
Unobservable inputs (Level 3) | Due to related parties | Business Acquisition Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis		¥ 65,797	¥ 372,256